Short Term Investments	12 Months Ended
Jun. 30, 2023
Short-Term Investments [Abstract]
Short term investments	Note 12. Short-term investments
	As of June 30, 2023	As of June 30, 2022
Mutual funds	306,034	—
Total Short-term investments	$306,034	$—